SCHEDULE 14A INFORMATION
   Proxy Statement Pursuant to Section 14(a) of the Securities Exchange Act of 1934

   Filed by the Registrant (   )
   Filed by a Party other than the Registrant ( x )
   Check the appropriate box:
       (   )  Preliminary Proxy Statement
       ( x )  Definitive Proxy Statement
       (   )  Definitive Additional Materials
       (   )  Soliciting Material pursuant to section240.11(c) or
               section240.14a-12

                          BANYAN STRATEGIC REALTY TRUST
                 (Name of Registrant as Specified in its Charter)

                                  ROGER L. BAKER
                    (Name of Person(s) Filing Proxy Statement)

   Payment of Filing Fee (Check the appropriate box):
      ( x ) $125 per Exchange Act Rules 0-11(c)(ii), 14a-6(i)(1),
            or 14a-6(j)(2).
      (   ) $500 per each party to the controversy pursuant to Exchange
             Act Rule 141-6(I)(3).
      (   ) Fee computed on table below per Exchange Act Rules 14a-
             6(i)(4) and 0-11.
         1)   Title of each class of securities to which transaction applies:
                 Shares of Beneficial Interest
         2)   Aggregate number of securities to which transaction applies:
                    10,471,102
         3) Per unit price or other underlying value of transaction computed to Exchange Act Rule 0-11: N/A
         4)   Proposed maximum aggregate value of transaction:  N/A
      (  )  Check box if any part of the fee is offset as provided by Exchange
            Act Rule 0-11(a)(2) and identify the filing for which the offsetting fee was paid previously. Identify the previous filing by registration statement number, or the Form or Schedule and the date of its filing.

         1)   Amount Previously Paid:
            .................................................................

         2)   Form, Schedule or Registration Statement No.:
            .................................................................
         3)   Filing Party:
            .................................................................
         4)   Date Filed:
            .................................................................










   FORM OF PROXY


                          BANYAN STRATEGIC REALTY TRUST

                              150 SOUTH WACKER DRIVE
                                    SUITE 2900
                             CHICAGO, ILLINOIS 60606

            This Proxy is solicited on behalf of the Board of Trustees

     The undersigned hereby appoints Leonard G. Levine and Robert G. Higgins, and each of them, as Proxies, with the power to appoint their substitutes, and hereby authorizes them to represent and to vote, as designated below, all the Shares of Beneficial Interest of Banyan Strategic Realty Trust (the "Trust") held of record by the undersigned on May 10, 1996, at the Annual Meeting of Shareholders when convened on June 27, 1996, or any adjournment thereof.






                          Continued on the reverse side.













   This proxy, when properly executed will be voted in the manner directed herein by the undersigned shareholder. If no direction is made, this proxy will be voted FOR Proposals 1 and 2.

   1. PROPOSAL to elect three Class A Trustees to hold office until the next Annual Meeting of Shareholders, or otherwise as provided in the Trust's Amended and Restated Declaration of Trust. (check one box):

                                      FOR             AGAINST
     WALTER E. AUCH, SR.              ( )               ( )
     NORMAN M. GOLD                   ( )               ( )
     MARVIN A. SOTOLOFF               ( )               ( )

        For: except vote withheld from the following nominee(s):

                      _________________________________________________________


   2. PROPOSAL to concur in the selection of Ernst & Young LLP as the Trust's independent auditor for the fiscal year ending December 31, 1995. (check one box):

               FOR           AGAINST           ABSTAIN
               ( )             ( )               ( )


   3. In their discretion, the Proxies are authorized to transact any other business as may properly come before the Meeting, or any adjournment thereof.

                                       DATED:_________________________, 1996

                                       _____________________________________
                                            Signature
                                       _____________________________________
                                       Signature if held jointly

                                       Sign exactly as name appears at left. If joint tenant, both should sign. If attorney, executor, administrator, trustee or guardian, give full title as such. If a corporation, please sign corporate name by President or authorized officer. If partnership, sign in full partnership name by authorized person.


   PLEASE PROMPTLY MARK, DATE, SIGN AND RETURN THIS CARD USING THE ENCLOSED ENVELOPE. PLEASE CONTACT THE TRUST'S PROXY SOLICITOR, CHEMICAL BANK AT
   (800) 667-6589, WITH ANY QUESTIONS REGARDING THE ABOVE.


                          BANYAN STRATEGIC REALTY TRUST
                        150 SOUTH WACKER DRIVE, SUITE 2900
                             CHICAGO, ILLINOIS 60606
                                   312-683-3671

                      NOTICE OF ANNUAL MEETING OF SHAREHOLDERS


   To the Shareholders of Banyan Strategic Realty Trust:

        Notice is hereby given that the annual meeting of shareholders (the "Meeting" or the "Annual Meeting") of Banyan Strategic Realty Trust, a Massachusetts business trust (the "Trust" or the "Fund"), will be convened at The Metropolitan Club, 233 S. Wacker Drive, Chicago, Illinois, on
   June 27, 1996, at 10:00 a.m. Central Time (the "Meeting Date"). All shareholders of the Trust are entitled to attend the Meeting. The Annual Meeting of Shareholders will be held for the following purposes:

         (1) To elect three Class A trustees to hold office until the next Annual Meeting of Shareholders or otherwise as provided in the Trust's Amended and Restated Declaration of Trust (the "Declaration");

         (2) To concur in the selection of Ernst & Young LLP as the Trust's independent auditor for the fiscal year ending December 31, 1996;

         (3) To transact any other business as may properly come before the Meeting, or any adjournment thereof.

         Only shareholders of record at the close of business on May 10, 1996 are entitled to receive notice of and to vote at the Meeting or any adjournment thereof (the "Eligible Holders"). A complete list of Eligible Holders will be available for inspection at the Trust's offices for at least 10 days prior to the Meeting.


         A PROXY STATEMENT AND FORM OF PROXY ARE ENCLOSED. WHETHER OR NOT YOU EXPECT TO ATTEND THE ANNUAL MEETING, IT IS IMPORTANT THAT YOU PROMPTLY FILL IN, SIGN, DATE AND MAIL THE PROXY IN THE ENCLOSED ENVELOPE SO THAT YOUR SHARES MAY BE VOTED FOR YOU.


                                                   By order of the Board of
   Trustees:


                                                   Robert G. Higgins
                                                   Secretary




           The Trust's 1995 Annual Report is enclosed with this notice.


                                  PROXY STATEMENT
                                        FOR
                         ANNUAL MEETING OF SHAREHOLDERS OF
                           BANYAN STRATEGIC REALTY TRUST
                                   JUNE 27, 1996



         This proxy statement is furnished to the holders of shares ("the Shareholders") of beneficial interest, no par value (the "Shares"), of Banyan Strategic Realty Trust, a Massachusetts business trust (the "Trust" or the "Fund"), in connection with the solicitation of proxies by the Trust's board of trustees (the "Trustees" or the "Board") for use at the annual meeting of Shareholders. The Trust's Amended and Restated Declaration of Trust (the "Declaration") requires the Trustees to call and hold an annual meeting of Shareholders not less than thirty days after delivery of the Trust's Annual Report and within six months after the end of each fiscal year. The Trust's 1995 annual meeting of Shareholders will be convened on June 27, 1996, at approximately 10:00 a.m. Central Time, and any adjournment thereof (the "Annual Meeting" or the "Meeting"). Copies of this Proxy Statement, the attached notice, and the enclosed form of proxy were first sent or given to Shareholders on or about May 17, 1996. Shareholders who wish to attend the Annual Meeting should contact the Trust at 312-683-3671 so that arrangements can be made.

         The Trust will bear all costs in connection with the solicitation of proxies, including the cost of preparing, printing and mailing this Proxy Statement. In addition to the use of the mails, proxies may be solicited by the Trustees, the Trust's officers or by employees of Banyan Management
   Corp., which provides administrative services to the Trust.   None of these
   individuals will be compensated for proxy solicitation services, but they may be reimbursed for out-of-pocket expenses in connection with the solicitation. For further information regarding Banyan Management Corp., see "Certain Relationships and Related Transactions." Arrangements will also be made with brokerage houses, banks and other custodians, nominees and fiduciaries for the forwarding of solicitation material to the beneficial owners of the Shares held of record by those persons, and the Trust may reimburse these custodians, nominees and fiduciaries for their reasonable out-of-pocket expenses incurred in connection therewith. Further, the Trust has retained the services of a proxy solicitor to assist in the solicitation of proxies for the Annual Meeting at a fee payable by the Trust of $4,750 plus out-of-pocket expenses.

         Shares represented by properly executed proxies in the accompanying form received by the Board prior to the Annual Meeting will be voted at the Annual Meeting. Shares not represented by properly executed proxies will not be voted. If a Shareholder specifies a choice with respect to any matter to be acted upon, the Shares represented by that proxy will be voted as specified. If the Shareholder does not specify a choice, in an otherwise properly executed proxy, with respect to any proposal referred to therein, the Shares represented by that proxy will be voted with respect to that proposal in accordance with the recommendations of the Board described herein. A Shareholder who signs and returns a proxy in the accompanying form may revoke it by: (i) giving written notice of revocation to the Trust before the proxy is voted at the Annual Meeting; (ii) executing and delivering a later-dated proxy prior to or at the Annual Meeting; or (iii) attending the Annual Meeting and voting the Shares in person.

         The close of business on May 10, 1995 has been fixed as the date for determining those Shareholders entitled to notice of and to vote at the Annual Meeting (the "Record Date"). On the Record Date, the Trust had 10,477,138 shares outstanding, each of which entitles the holder thereof to one vote at the Annual Meeting. Only Shareholders of record as of the Record Date will be entitled to vote at the Annual Meeting. The presence of a majority of the outstanding shares of beneficial interest, represented in person or by proxy at the Annual Meeting, will constitute a quorum. The three nominees receiving the highest vote totals will be elected as Trustees of the Trust. Accordingly, abstentions and broker non-votes will not affect the outcome of the election. All other matters to be voted on will be decided by the affirmative vote of a majority of the Shares present or represented at the meeting and entitled to vote. On any such matter, an abstention will have the same effect as a negative vote but, because Shares held by brokers will not be considered entitled to vote on matters as to which the brokers withhold authority, a broker non-vote will have no effect on the vote.

         The mailing address of the principal executive offices of the Trust is 150 South Wacker Drive, Suite 2900, Chicago, Illinois 60606.


          SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS AND MANAGEMENT

         The following entities are the only entities known to the Trust to be the beneficial owners of more than five percent (5%) of the outstanding shares as of May 1, 1996:


                               Name and Address of     Amount of Beneficial
         Title of Class          Beneficial Owner            Ownership          Percent of Class


      Shares of Beneficial     Fidelity Management           1,150,550               10.98%
            Interest             and Research Corp.
                               82 Devonshire Street
                               Boston, MA  02109

      Shares of Beneficial    Magten Asset                   1,232,000               11.76%
            Interest         Management Corp.
                              35 East 21st Street
                              New York, NY 10010




         The following table sets forth the number of Shares owned by all Trustees and Officers owning Shares, and all Trustees and Officers as a group as of May 1, 1996:


                                     AMOUNT & NATURE OF
    NAME OF BENEFICIAL OWNER        BENEFICIAL OWNERSHIP   PERCENT OF CLASS

    Leonard G. Levine, President       15,036 shares       Less than 1%

    Neil D. Hansen, First Vice
    President                           4,373 shares       Less than 1%

    Jay E. Schmidt, Vice                2,000 shares       Less than 1%
    President
    All Trustees and Officers of
    the Trust, as a group (eight       21,409 shares       Less than 1%
    persons)


         The Trust is not aware of any arrangements, the operation of which may at a subsequent date result in a change of control of the Trust.

         Section 16(a) of the Securities Exchange Act of 1934, as amended, requires the Trust's officers and trustees, and persons who own more than ten percent of a registered class of the Trust's equity securities, to file initial statements of beneficial ownership (Form 3), and statements of changes in beneficial ownership (Forms 4 or 5), of beneficial interest and other equity securities of the Trust with the Securities and Exchange Commission (the "SEC") and the National Association of Securities Dealers, Inc. (the "NASD"). The SEC requires officers, trustees and greater than ten percent shareholders to furnish the Trust with copies of all these forms filed with the SEC or the NASD.

         To the Trust's knowledge, based solely on its review of the copies of these forms received by it, or written representations from certain reporting persons that no additional forms were required for those persons, the Trust believes that all filing requirements applicable to its officers, trustees, and greater than ten percent beneficial owners were complied with during 1995.

                     MATTERS TO BE CONSIDERED BY SHAREHOLDERS

   1.    ELECTION OF TRUSTEES

         Three individuals will be elected at the Annual Meeting to serve as Class A Trustees of the Trust until the next annual meeting of Shareholders or otherwise as provided in the Declaration. Unless instructions to the contrary are given, the persons named as proxy voters in the accompanying proxy, or their substitutes, will vote for the following nominees for Class A Trustees with respect to all proxies received by the Trust. If any nominee should become unavailable for any reason, the votes will be cast for a substitute nominee designated by the Board. The Trustees have no reason to believe that the nominees named will be unable to serve if elected.

         The nominees for Class A Trustee are as follows:




                               PRINCIPAL OCCUPATION(S) DURING      TRUSTEE
    NAME                  AGE        PAST FIVE YEARS                SINCE

    Walter E. Auch, Sr.   74   Prior  to  retiring, Mr.  Auch  was  1986
                               the  Chairman and  Chief  Executive
                               Officer  of  the Chicago  Board  of
                               Options  Exchange.   Prior  to that
                               time,  Mr. Auch  was Executive Vice
                               President,  Director and  a  member
                               of  the   executive  committee   of
                               PaineWebber.      Mr.  Auch   is  a
                               Director  of  Pimco  L.P.,   Geotek
                               Industries,  Smith  Barney  Concert
                               Series  Funds,   Smith  Barney Trak
                               Fund, Nicholas Applegate Funds  and
                               Fort  Dearborn  Fund and  a Trustee
                               of   Hillsdale  College   and   the
                               Arizona  Heart Institute.  Mr. Auch
                               is   also  a   Director  of  Banyan
                               Strategic  Land  Fund  II,   Banyan
                               Mortgage   Investment   Fund    and
                               Banyan Management Corp.

    Norman M. Gold        65   Senior Partner  in the law firm  of  1986
                               Altheimer  &  Gray;  Mr.  Gold  has
                               practiced  law  for over  40 years,
                               specializing in tax, corporate  and
                               real  estate  law.   Mr. Gold  is a
                               Trustee  of  New Plan  Realty Trust
                               and   Banyan  Short   Term   Income
                               Trust;    Director    of     Banyan
                               Management  Corp.; Certified Public
                               Accountant; and  member of  Chicago
                               and American Bar Associations.

    Marvin A. Sotoloff    52   Regional    Vice    President    of  1986
                               Premisys Marketing Services,  Inc.,
                               a  division of Premisys Real Estate
                               Services,  Inc.,   a  real   estate
                               services  firm   involved  in   the
                               leasing and  management of  office,
                               retail  and  industrial properties,
                               Mr.   Sotoloff   served   as    the
                               Executive  Vice  President  of  The
                               Palmer  Group,  Ltd. from  1979  to
                               1993.     A  licensed  real  estate
                               broker,  Mr. Sotoloff  is a Trustee
                               of  Banyan Short Term Income Trust;
                               Director   of   Banyan   Management
                               Corp.; He  is also  an attorney and
                               a   member  of   the  Illinois  and
                               Pennsylvania Bar Associations.


         The Board is required to meet at least four times per year, either in person or by telephonic conference. The Board met nine times in 1995, including two times as the Audit Committee. The Trustees did not establish any nominating, compensation or other committees or other groups performing similar functions during 1995, other than the Audit Committee which is comprised of all of the Trustees.

        RECOMMENDATION OF THE BOARD: The Board hereby recommends and nominates Messrs. Auch, Gold and Sotoloff for election as Class A Trustees of the Trust by the Shareholders at the Annual Meeting to serve until the next annual meeting of Shareholders or as otherwise provided in the Declaration.


         The three nominees receiving the highest vote total will be elected as Trustees of the Trust.

   2.    SELECTION OF INDEPENDENT AUDITOR

         The Trust's financial statements, including those for the fiscal year ended December 31, 1995, are included in the Annual Report furnished to all Shareholders. The year-end statements have been audited by the independent firm of Ernst & Young LLP which has served as the Fund's independent auditor since the fiscal year ended December 31, 1989. The total fees paid or accrued to Ernst & Young LLP in connection with the 1995 audit is approximately $75,000. The Board believes that Ernst & Young LLP is knowledgeable about the Trust's operations and accounting practices and is well qualified to act in the capacity of independent auditor. Therefore, the Board has selected Ernst & Young LLP as the Trust's independent auditor to examine its financial statements for the fiscal year ended December 31, 1996. Although the selection of an auditor does not require a Shareholder vote, the Board believes it is desirable to obtain the concurrence of the Shareholders to this selection. Due to the difficulty and expense involved in retaining another independent firm on short notice, the Board does not contemplate appointing another firm to act as the Trust's independent auditor for fiscal year 1996 if the Shareholders do not concur in the appointment of Ernst & Young LLP. Instead, the Board will consider the vote as advice in making their selection of an independent auditor for the following year.

         Representatives of Ernst & Young LLP are expected to be present at the Annual Meeting and will have the opportunity to make a statement if they so desire and will be available to respond to appropriate questions.

         RECOMMENDATION OF THE BOARD: That the Shareholders concur in the following resolution which will be presented for a vote of the Shareholders at the Annual Meeting:

         RESOLVED, that the Shareholders concur in the appointment by the Board of Ernst & Young LLP to serve as the Trust's independent auditor for the fiscal year ended December 31, 1996.

         The affirmative vote of a majority of the votes cast by Shareholders present in person or by proxy and eligible to vote at the Annual Meeting, a quorum being present, is required to adopt the foregoing resolution.

                                EXECUTIVE OFFICERS

         The following table sets forth information with respect to the Trust's executive officers. Each officer is elected by the Trustees and serves until his successor is elected and qualified or until his death, resignation or removal by the Trustees:


                                                                OFFICE & YEAR
                          OTHER PRINCIPAL OCCUPATION(S) DURING  FIRST ELECTED
    NAME              AGE        PAST FIVE YEARS


    Leonard G. Levine  49 Mr.  Levine  has  been  President  of  President,
                          the  Trust  since  1990.    He   also    1990
                          serves   as   President   of   Banyan
                          Mortgage   Investment   Fund,  Banyan
                          Short  Term  Income Trust  and Banyan
                          Strategic      Land      Fund      II
                          (collectively, with  the Trust, these
                          entities  are  called    the  "Banyan
                          Funds").    Mr.  Levine  is   also  a
                          Director of Banyan Management Corp.


    Neil D. Hansen     49 Mr.  Hansen  has   been  First   Vice  First Vice
                          President  of  the Trust  since 1991.  President,
                          He   also   serves   as  First   Vice     1991
                          President  of  each   of  the   other
                          Banyan  Funds  and Banyan  Management
                          Corp.     Mr.   Hansen   is  also   a
                          certified public accountant.


    Robert G. Higgins  44 From  1990 to  1992, Mr.  Higgins was     Vice
                          contract  partner at the  law firm of President and
                          Chapman and Cutler.   He is  admitted    General
                          to   the  bar   in   the  States   of   Counsel,
                          Illinois, Minnesota and  Texas.   Mr.    1992;
                          Higgins    also   serves    as   Vice  Secretary,
                          President,   General    Counsel   and     1995
                          Secretary  of  each   of  the   other
                          Banyan  Funds  and Banyan  Management
                          Corp.


    Joel L. Teglia     34 From  1991  to 1994,  Mr.  Teglia was     Vice
                          the   Controller   for         Banyan President and
                          Management Corp.     Mr.  Teglia also     Chief
                          serves as Vice President and Chief Financial Financial Officer of each of the Officer, 1994 Banyan Funds and Banyan Management
                          Corp.    He  is  a  certified  public
                          accountant.

    Jay E. Schmidt     44 From  1992 to 1995 Mr. Schmidt served     Vice
                          as Vice President of Acquisitions President-for Banyan Management Corp. He was Aquisitions,
                          appointed   Vice  President   of  the     1995
                          Trust  in 1995.  Prior  to 1992,  Mr.
                          Schmidt   was  an   independent  real
                          estate consultant and  broker. He  is
                          also an  attorney and is  admitted to
                          the bar  in  the State  of  Wisconsin
                          and   is   a  licensed   real  estate
                          broker.


                 COMPENSATION OF TRUSTEES AND EXECUTIVE OFFICERS

   A.  TRUSTEE COMPENSATION

         The Trustees are paid an annual fee of $15,000, payable quarterly, plus $875 for each Board meeting, including meetings of the audit committee, attended in person and $250 an hour for each Board meeting, including meetings of the audit committee, attended via telephonic conference call.
   In addition, each Trustee is reimbursed for out-of-pocket expenses incurred in attending meetings of the Board.

   B.  EXECUTIVE COMPENSATION

         Compensation paid to executive officers of the Trust for the years ended December 31, 1995, 1994 and 1993 are as follows:


                                                                  Long-Term Compensation

                                     Annual Compensation             Awards         Payouts
                                                     Other
                                                     Annual   Restricted                     All Other
                                                    Compen-     Stock     Options/   LTIP     Compen-
                          Year   Salary   Bonus(2)   sation    Award(s)   SARs (#)  Payouts   sation

    Leonard G. Levine     1995  $184,812 $111,739     n/a     24,899(2)     n/a       n/a       n/a

    President and Chief   1994  $179,900    n/a       n/a        n/a        n/a       n/a       n/a
    Executive Officer(1)

                          1993  $175,00     n/a       n/a        n/a        n/a       n/a       n/a
    Jay E. Schmidt(3)
    Vice President,
    Acquisitions
                          1995  $148,136  $27,000     n/a        n/a        n/a       n/a       n/a

                          1994     n/a      n/a       n/a        n/a        n/a       n/a       n/a

                          1993     n/a      n/a       n/a        n/a        n/a       n/a       n/a

   (1) Compensation for the all other executives, with the exception of Mr. Schmidt, of the Trust for 1995, 1994 and 1993 was less than $100,000 per individual.
   (2)   See incentive compensation program disclosure below.

   (3) Mr. Schmidt's 1995 bonus was discretionary and based upon job performance pursuant to an annual review by Mr. Levine and the Board of Trustees. Mr. Schmidt was not awarded any other compensation by the Trust or Banyan Management Corp.


         Mr. Levine serves as Chief Executive Officer of the Trust pursuant to an employment agreement (the "Agreement") entered into with the Trust by Mr.
   Levine on January 1, 1990 and amended on October 1, 1992.   The Agreement
   expires on December 31, 1997. Under the contract, Mr. Levine is paid a salary equal to $184,812 per year. His base salary is adjusted on January 1 of each year based on increases in the "consumer price index."

         Mr. Levine is eligible to receive compensation under an incentive program included in his contract. Effective January 1,1993, Mr. Levine earns incentive compensation based on the recovery on foreclosed real estate assets owned by the Trust as of December 31, 1992 and on the performance of the Trust's reinvestment activities. In particular, Mr. Levine will earn incentive compensation on foreclosed real estate assets equal to : (i) 1% of the amount of the Trust's secured claims which are converted to cash, and
   (ii) 3% of the Trust's unsecured claims which are converted to cash. Mr. Levine is paid incentive compensation earned on the Trust's foreclosed activities as soon as practical after the end of each calendar year without regard to whether he is employed by the Trust on the date of payment. Mr. Levine's annual incentive compensation earnings from reinvestment activities are based on reinvestment returns, adjusted for unrealized losses, to the Trust in excess of a set index, based on the annual yield of five-year Treasury Notes plus 100 basis points ("investment hurdle") as of January 1 of each year, according to the following: (i) $500 for each basis point by which the Trust's rate of return from reinvestment activities exceeds the investment hurdle up to 500 basis points; and (ii) $250 per each basis point by which the rate of return from reinvestment activities exceeds the investment hurdle plus 500 basis points. The investment hurdle for the year ended December 31, 1995 was 8.88%.

            Incentive compensation earned on reinvestment activities is paid 80% in cash and 20% in shares ("Award Shares") of the Trust on March 15 of
   the year following the period for which the incentive was earned.   The
   Award Shares are subject to forfeiture and certificates representing the Award Shares are held by the Trust pending satisfaction of the vesting requirements, for the benefit of Mr. Levine until the earlier of: (i) December 31, 1997; (ii) the termination of Mr. Levine's employment by the Trust without just cause; or (iii) the permanent disability or death of Mr. Levine. For the year ended December 31, 1995, Mr. Levine's incentive compensation earned on recovery of foreclosed activities and returns on reinvestment activities was $36,185 and $38,500, respectively. The $36,185 in incentive compensation earned by Mr. Levine during 1995 on recovery of foreclosed assets is broken down as follows: $19,315 which is equal to 1% of the amount of the Trust's secured claims converted to cash, and $16,870
   equal to 3% of  the Trust's unsecured claims  converted to cash.    In 1996,
   Mr. Levine was paid $66,985 representing 80% of his 1995 incentive in cash and 1,833 Award Shares valued at $4.20 per share or $7,700 representing 20% in Award Shares of the Trust. For the year ended December 31, 1994, Mr. Levine's incentive compensation earned on recovery of foreclosed activities and return on reinvestment activities was $12,139 and $124,500,
   respectively.   Payment of  Mr. Levine's 1994 incentive compensation
   occurred during the second quarter of 1995 with the payment of $111,740, representing 80% of his incentive, in cash and 6,036 Award Shares valued at $4.125 per share or $24,899 representing 20% in Award Shares of the Trust. The total Award Shares held by the Trust on behalf of Mr. Levine are 7,869. For the year ended December 31, 1993, Mr. Levine did not earn any incentive compensation from foreclosed activities or reinvestment activities.

         Either Mr. Levine or the Trust can terminate the employment agreement at any time upon 90 days written notice. If the Trust terminates the agreement for cause, or Mr. Levine voluntarily terminates, the Trust will pay all salary and incentive compensation earned through the date of termination. In the event of Mr. Levine's death or permanent disability, he is entitled to all incentive compensation earned through the date of his disability or death plus any disability or life insurance proceeds in the amount of two times his annual salary which is consistent with standard insurance benefits of all Banyan Management Corp. personnel, but he is not entitled to any other severance payments. If his employment is terminated without cause following a change of control (as defined in the employment agreement) the Trust is obligated to pay Mr. Levine's salary during the remainder of the employment period and must pay him all incentive compensation which he would have earned if all the Trust's assets had been converted into cash and all proceeds were distributed. If Mr. Levine is terminated without cause but no change of control has occurred, he will receive a severance payment equal to one year's salary plus all incentive compensation earned through the date of his termination (including incentive compensation based upon assets converted into cash within one year following his termination of the Trust had he received an "expression of interest" prior to Mr. Levine's termination), plus an amount equal to the full cost of continuing Mr. Levine's health benefits for one year.

   BOARD OF TRUSTEES REPORT ON EXECUTIVE COMPENSATION

         This report was prepared by the members of the Trust's board of trustees (the "Board"), all of whom are independent. The Board does not have a separate compensation committee. Instead, the Board as a whole establishes and administers compensation policies for the Trust's principal executive officers.

         The Board is guided by the following principles in establishing executive compensation: (1) attracting and retaining outstanding executive officers familiar with the Trust's business; and (2) ensuring that a substantial portion of executive compensation is variable and tied to quantifiable measures of the Trust's performance. These principles are discussed in more detail below.

   Chief Executive Compensation

         In early 1990, the Board suspended the Trust's advisory relationship with VMS Realty Partners which was subsequently terminated and hired Leonard
   G. Levine to serve as the Trust's president and chief executive officer. Since the focal point of the Trust's business plan at that time was to gain control of the assets securing mortgage loans made by the Trust which were in default, a substantial portion of Mr. Levine's compensation was tied to the Trust's recovery of both secured and unsecured claims.

         In mid-1992, the Board authorized investment of the cash recovered on the secured and unsecured claims (the "Investible Cash") and subsequently amended Mr. Levine's contract effective as of October 1, 1992. Under this amended contract, which expires December 31, 1997, Mr. Levine receives a base salary of $184,812 per year plus incentive compensation tied in part to recoveries on the remaining secured and unsecured claims converted into cash on or after January 1, 1993 and in part to the returns earned on the Investible Cash which is invested in new real estate assets. The base salary is subject to annual adjustments tied to increases in the Consumer Price Index.

         In establishing Mr. Levine's compensation package, the Board reviewed industry compensation studies compiled by independent consultants and considered Mr. Levine's experience and knowledge of the real estate market in general and the Trust asset base in particular. In an effort to (i) create a compensation package which would be attractive to a highly talented executive; (ii) encourage the liquification of the assets of the Trust which had been obtained through foreclosure and workout proceedings; and (iii) create an inducement to improve the Trust's overall performance, the Board designed a program under which Mr. Levine earns incentive compensation based on recoveries of secured and unsecured claims equal to:
   (i) 1% of the amount of the secured claims existing as of January 1, 1990, converted to cash on or after January 1, 1993 and prior to the end of Mr. Levine's employment; and (ii) 3% of the unsecured claims existing as of January 1, 1990, converted to cash on or after January 1, 1993 and prior to the end of Mr. Levine's employment. Mr. Levine also earns incentive compensation based on the returns achieved, over a "hurdle rate," on the
   Investible Cash.   The Board has set a "hurdle" rate for each calendar year
   equal to the yield on a five-year Treasury Note as of January 1 of each calendar year plus 100 basis points (the "Index"). Mr. Levine earns incentive compensation equal to: (i) $500 for each basis point by which the Trust's rate of return on the Investible Cash exceeds the Index up to the Index plus 500 basis points; and (ii) $250 for each basis point by which the rate of return on the Investible Cash exceeds the Index plus 500 basis points. None of Mr. Levine's incentive compensation is tied to the Trust's stock performance since the Board believes that the Trust's share price is not the best measure of management performance. Instead, the Board has tied Mr. Levine's incentive compensation to performance of the Trust's portfolio, which, in the Board's view, is a more accurate barometer of the strength of the Trust's management. The hurdle rate for the year ended December 31, 1995 was 8.88%.

         Twenty percent of the incentive compensation Mr. Levine earns from the return on the Investible Cash is paid in the form of shares of common stock in the Trust (the "Award Shares") which are subject to forfeiture under certain circumstances. The incentive compensation earned in respect to the Trust's reinvestment activities is calculated on a cumulative basis from January 1, 1993 through the earlier of December 31, 1997 or Mr. Levine's termination. If such cumulative incentive compensation for reinvestment activities results in an amount which is less than the annual incentive compensation from reinvestment activities previously paid, all or a portion of the Award Shares previously issued shall be forfeited and returned to the Trust in order to reconcile the overpayment.

         In respect of fringe benefits, the Board has elected to grant to Mr. Levine such fringe benefits as are available to other employees of the Trust and Banyan Management Corp. These include life insurance in an amount not less than twice his base salary. If Mr. Levine becomes disabled during the employment period, he is to be paid 100% of his salary for six months following his disability. He is also entitled to any other benefits which the Trust or Banyan Management Corp. may provide for their other salaried employees. This package of fringe benefits is, in the Board's view, in keeping with industry standards.

   Other Executive Compensation

         The Trust does not have any other principal executive officers who earn base salaries and bonus in excess of $100,000, other than Jay E.
   Schmidt, as described above under Executive Compensation.   The Board has
   not established any long-term incentive plans for Mr. Schmidt or any other person. Instead, Mr. Levine makes recommendations to the Board regarding each executive officer's base salary and bonus after considering each executive's job function and performance. With respect to Mr. Schmidt, his salary and bonus are adjusted annually based upon (i) the performance of the Trust's reinvestment portfolio; (ii) a subjective evaluation of Mr. Schmidt's performance in acquiring appropriate properties for the Trust's portfolio at the best possible price; and (iii) his overall contribution to the success of the Trust.

         The Board believes its executive compensation policies enable the Trust to attract, motivate and retain senior management by providing a competitive total compensation opportunity based upon performance. Competitive based salaries that reflect the individual's level of responsibility and annual, variable performance-based cash incentive awards are important elements of the Trust's cash compensation philosophy. The Board believes that the program strikes an appropriate balance between short and long-term performance objectives.

                     BOARD OF TRUSTEES,
                     WALTER E. AUCH, SR.
                     NORMAN M. GOLD
                     MARVIN A. SOTOLOFF




   PERFORMANCE GRAPH

     The graph below compares the cumulative total Shareholder return on the Shares of the Trust for the last five fiscal years with the cumulative total return on the Standard & Poor's 500 Index and the National Association of Real Estate Investment Trusts, Inc. ("NAREIT") Equity REIT Total Return Index for all equity REITs over the same period (assuming the investment of $100 in the Trust's Shares, the S&P 500 Total Return Index and the NAREIT Equity REIT Total Return Index on December 31, 1990, and the reinvestment of all dividends). In the performance graph provided for the Stockholder Proxy Statement for the year ended December 31, 1994, the Trust utilized the NAREIT Equity Index for comparison to industry or peer performance. Pursuant to NAREIT's 1995 inaugural compilation of a Equity REIT Total Return Index, which excludes REITs operating Health Care Facilities, management of the Trust has elected to use the NAREIT Equity REIT Total Return Index, excluding Health Care REITs, for comparison to industry or peer performance, and believes that it provides a more meaningful comparison in assessing the Trust's performance for 1995 based on property type.

                 COMPARISON OF FIVE YEAR CUMULATIVE TOTAL RETURN
               AMONG THE TRUST, THE S&P 500 TOTAL RETURN INDEX AND
                    THE NAREIT EQUITY REIT TOTAL RETURN INDEX









     YEAR-END DATA     1990      1991     1992      1993      1994    1995


     BSRT             100.00    135.39   129.27   162.32    177.39   200.67
     S&P 500 INDEX    100.00    130.55   140.56   154.60    156.63   215.25

     NAREIT EQUITY    100.00    129.42   156.16   185.37    190.91   218.04
     INDEX
     (WITHOUT
     HEALTH CARE)


                  CERTAIN RELATIONSHIPS AND RELATED TRANSACTIONS

                Administrative costs, primarily salaries and general and administrative expenses, are reimbursed by the Trust to Banyan Management Corp. ("BMC"). BMC is owned by the Trust, Banyan Strategic Land Fund II,
   Banyan Mortgage Investment Fund and Banyan Short Term Income Trust.    Mr.
   Levine is the president of BMC for which he receives no additional
   compensation for these services.   Messrs. Teglia, Hansen, Higgins and
   Schmidt are employees of the Trust but are actually paid by BMC for these
   services.   The portion of their time which is allocable to the Trust is included in the administrative costs for which BMC is reimbursed by the Trust. The directors/trustees of all Banyan Funds serve as directors of
   BMC but receive no additional compensation for these services.   All costs
   incurred on behalf of BMC for the Trust are allocable to the Trust and other Banyan Funds to which BMC provides administrative services based on the ratio of the actual number of hours spent by BMC personnel related to that particular entity. The Trust's allocated share of costs for the years ended December 31, 1995, 1994 and 1993, aggregated $1,443,434, $1,185,409 and
   $783,922, respectively. As one of its administrative services, BMC serves as the paying agent for general and administrative costs of the Trust. As part of providing this payment service, BMC maintains a bank account on
   behalf of the Trust.   As of December 31, 1995, the Trust had a net payable
   due to BMC of $176,527.

                              SHAREHOLDER PROPOSALS

         Shareholder proposals for the 1996 Annual Meeting of Shareholders must be received by the Trust at its executive office in Chicago, Illinois, on or prior to January 20, 1997 for inclusion in the Trust's proxy statement for that meeting. Any Shareholder proposal must meet the requirements set forth in the rules of the Securities and Exchange Commission relating to Shareholder proposals.


                                  OTHER MATTERS

         As of the date of this Proxy Statement, no business other than that
   discussed above is to be acted  upon at  the Meeting.   If other  matters
   not known to the Board should, however, properly come before the Meeting, the persons appointed by the signed proxy intend to vote it in accordance with their best judgment.


                                       Banyan Strategic Realty Trust
                                       By the order of the Board of Trustees,


                                       Leonard G. Levine
                                       President

   Chicago, Illinois
   May 17, 1996



         A COPY OF THE BANYAN STRATEGIC REALTY TRUST 1995 ANNUAL REPORT ON FORM 10-K FILED WITH THE SECURITIES AND EXCHANGE COMMISSION WILL BE SUPPLIED TO SHAREHOLDERS WITHOUT CHARGE. REQUESTS FOR THE REPORT SHOULD BE DIRECTED TO:

                                 BANYAN STRATEGIC REALTY TRUST
                                 c/o Investor Relations Department
                                 150 S. Wacker Drive, Suite 2900
                                 Chicago, IL 60606
                                 (312) 683-3671



         YOUR VOTE IS IMPORTANT. THE PROMPT RETURN OF PROXIES WILL SAVE THE TRUST THE EXPENSE OF FURTHER REQUESTS FOR PROXIES. PLEASE PROMPTLY MARK,
         SIGN, DATE AND RETURN THE ENCLOSED PROXY IN THE ENCLOSED ENVELOPE.